Share Capital (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital, Reserves, And Other Equity Interest [Abstract]
Summary of share capital, net of customary transaction costs	The following tables summarize the Group's share capital, net of customary transaction costs, for the periods presented:

	Number of Shares	Total Share Capital	Total Share Premium
Balance as of January 1, 2024	47,556	$12,897	$1,208,192
Issuance of EBT shares (equity compensation)	116	—	—
Repurchase of shares (EBT)	(197)	—	—
Repurchase of shares (share buyback program)	(619)	(104)	—
Balance as of June 30, 2024	46,856	$12,793	$1,208,192

Balance as of January 1, 2023	41,447	$11,503	$1,052,959
Issuance of share capital (equity placement)	6,422	1,555	155,233
Issuance of EBT shares (equity compensation)	296	—	—
Repurchase of shares (share buyback program)	(10)	(2)	—
Balance as of June 30, 2023	48,155	$13,056	$1,208,192

Balance as of January 1, 2023	41,447	$11,503	$1,052,959
Issuance of share capital (equity placement)	6,422	1,555	155,233
Issuance of EBT shares (equity compensation)	334	—	—
Repurchase of shares (share buyback program)	(647)	(161)	—
Balance as of December 31, 2023	47,556	$12,897	$1,208,192